property, plant and equipment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
property, plant and equipment
Property, plant and equipment at beginning of period			$ 17,248
Depreciation	$ 608	$ 598	1,298	$ 1,238
Property, plant and equipment at end of period	17,226		17,226
Impairment of real estate right-of-use lease assets			97
Contractual commitments for the acquisition of property, plant and equipment	271		271		$ 297
Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			14,714
Property, plant and equipment at end of period	14,605		14,605
Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			11,900
Property, plant and equipment at end of period	11,819		11,819
Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			1,426
Property, plant and equipment at end of period	1,340		1,340
Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			616
Property, plant and equipment at end of period	529		529
Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period			83
Property, plant and equipment at end of period	83		83
Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			689
Property, plant and equipment at end of period	834		834
Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			2,534
Property, plant and equipment at end of period	2,621		2,621
Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			1,136
Property, plant and equipment at end of period	1,256		1,256
Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			1,330
Property, plant and equipment at end of period	1,294		1,294
Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			68
Property, plant and equipment at end of period	71		71
Cost/Gross amount
property, plant and equipment
Property, plant and equipment at beginning of period			47,408
Additions			1,326
Additions arising from business acquisitions			2
Dispositions, retirements and other			(1,201)
Net foreign exchange differences			36
Property, plant and equipment at end of period	47,571		47,571
Cost/Gross amount | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			43,598
Additions			919
Additions arising from business acquisitions			1
Dispositions, retirements and other			(1,161)
Net foreign exchange differences			21
Property, plant and equipment at end of period	43,378		43,378
Cost/Gross amount | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			37,154
Additions			461
Assets under construction put into service			227
Dispositions, retirements and other			(971)
Net foreign exchange differences			2
Property, plant and equipment at end of period	36,873		36,873
Cost/Gross amount | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			3,830
Additions			14
Assets under construction put into service			21
Dispositions, retirements and other			(96)
Net foreign exchange differences			6
Property, plant and equipment at end of period	3,775		3,775
Cost/Gross amount | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			1,842
Additions			20
Additions arising from business acquisitions			1
Assets under construction put into service			31
Dispositions, retirements and other			(94)
Net foreign exchange differences			13
Property, plant and equipment at end of period	1,813		1,813
Cost/Gross amount | Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period			83
Property, plant and equipment at end of period	83		83
Cost/Gross amount | Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			689
Additions			424
Assets under construction put into service			(279)
Property, plant and equipment at end of period	834		834
Cost/Gross amount | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			3,810
Additions			407
Additions arising from business acquisitions			1
Dispositions, retirements and other			(40)
Net foreign exchange differences			15
Property, plant and equipment at end of period	4,193		4,193
Cost/Gross amount | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			1,308
Additions			211
Property, plant and equipment at end of period	1,519		1,519
Cost/Gross amount | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			2,386
Additions			175
Additions arising from business acquisitions			1
Dispositions, retirements and other			(21)
Net foreign exchange differences			15
Property, plant and equipment at end of period	2,556		2,556
Cost/Gross amount | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			116
Additions			21
Dispositions, retirements and other			(19)
Property, plant and equipment at end of period	118		118
Accumulated depreciation
property, plant and equipment
Property, plant and equipment at beginning of period			(30,160)
Depreciation			1,298
Dispositions, retirements and other			(1,132)
Net foreign exchange differences			19
Property, plant and equipment at end of period	(30,345)		(30,345)
Accumulated depreciation | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			(28,884)
Depreciation			977
Dispositions, retirements and other			(1,101)
Net foreign exchange differences			13
Property, plant and equipment at end of period	(28,773)		(28,773)
Accumulated depreciation | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			(25,254)
Depreciation			784
Dispositions, retirements and other			(986)
Net foreign exchange differences			2
Property, plant and equipment at end of period	(25,054)		(25,054)
Accumulated depreciation | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			(2,404)
Depreciation			95
Dispositions, retirements and other			(67)
Net foreign exchange differences			3
Property, plant and equipment at end of period	(2,435)		(2,435)
Accumulated depreciation | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			(1,226)
Depreciation			98
Dispositions, retirements and other			(48)
Net foreign exchange differences			8
Property, plant and equipment at end of period	(1,284)		(1,284)
Accumulated depreciation | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			(1,276)
Depreciation			321
Dispositions, retirements and other			(31)
Net foreign exchange differences			6
Property, plant and equipment at end of period	(1,572)		(1,572)
Accumulated depreciation | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			(172)
Depreciation			92
Dispositions, retirements and other			(1)
Property, plant and equipment at end of period	(263)		(263)
Accumulated depreciation | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			(1,056)
Depreciation			219
Dispositions, retirements and other			(19)
Net foreign exchange differences			6
Property, plant and equipment at end of period	(1,262)		(1,262)
Accumulated depreciation | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			(48)
Depreciation			10
Dispositions, retirements and other			(11)
Property, plant and equipment at end of period	$ (47)		$ (47)